S-4 Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
TLG Acquisition One Corp
Accounting Policies [Line Items]
Summary of Basic and Diluted Net Income (Loss) per Common Share
The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:

	For the Three Months Ended June 30,
	2023		2022
	Class A	Class F	Class A	Class F
Basic and diluted net (loss) income per common stock:
Numerator:
Allocation of net (loss) income, basic and diluted	$479,490	$301,627	$2,203,766	$550,942
Denominator:
Basic and diluted weighted average common stock outstanding	7,948,405	5,000,000	40,000,000	10,000,000
Basic and diluted net (loss) income per common stock	$0.06	$0.06	$0.06	$0.06

	For the Six Months Ended June 30,
	2023		2022
	Class A	Class F	Class A	Class F
Basic and diluted net (loss) income per common stock:
Numerator:
Allocation of net (loss) income, basic and diluted	$(186,370)	$(136,021)	$7,363,022	$1,840,756
Denominator:
Basic and diluted weighted average common stock outstanding	7,948,405	5,801,105	40,000,000	10,000,000
Basic and diluted net (loss) income per common stock	$(0.02)	$(0.02)	$0.18	$0.18
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	For the Years Ended
	2022		2021
	Class A	Class F	Class A	Class F
Basic and diluted net income per common stock:
Numerator:
Allocation of net income, basic and diluted	$8,345,749	$2,095,639	$14,109,020	$3,813,712
Denominator:
Basic and diluted weighted average common stock outstanding	39,824,375	10,000,000	36,602,740	9,893,836
Basic and diluted net income per common stock	$0.21	$0.21	$0.39	$0.39